Annual Operating Expenses - FidelityMunicipalCorePlusBondETF-PRO - FidelityMunicipalCorePlusBondETF-PRO - Fidelity Municipal Bond Opportunities ETF - Fidelity Municipal Bond Opportunities ETF	Dec. 27, 2024
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.30%

[1]	A Based on estimated amounts for the current fiscal year.